Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period	Note 28. Events after the reporting period No events with significant impact on the information in this report have occurred after the end of the reporting period.